25 Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2019
Research And Development And Energy Efficiency [Abstract]
Research and Development and Energy Efficiency

25  Research and Development and Energy Efficiency

In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.

25.1    Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

	Amounts payable, before any related prepayments	Amounts payable to regulatory agencies	Other amounts payable	Balance as of	Balance as of
				12.31.2019	12.31.2018
Research and Development - R&D
FNDCT	-	4,046	-	4,046	4,725
MME	-	2,023	-	2,023	2,361
R&D	174,032	-	167,626	341,658	327,626
	174,032	6,069	167,626	347,727	334,712
Energy efficiency program - EEP
Procel	-	16,410	-	16,410	15,792
EEP	48,518	-	245,516	294,034	242,231
	48,518	16,410	245,516	310,444	258,023
	222,550	22,479	413,142	658,171	592,735
			Current	375,395	270,429
			Non-current	282,776	322,306
National Fund for Scientific and Technological Development - FNDCT
National Program of Electricity Conservation - Procel

25.2    Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2018	5,232	2,616	316,121	6,041	202,465	532,475
Effect of acquisition of control
of Costa Oeste and Marumbi	23	9	467	-	-	499
Additions	31,186	15,595	31,188	9,067	36,270	123,306
Performance agreement	-	-	-	-	2,063	2,063
Interest rate (Note 33)	-	-	12,627	684	12,096	25,407
Payments	(31,716)	(15,859)	-	-	-	(47,575)
Concluded projects	-	-	(32,777)	-	(10,663)	(43,440)
Balance as of December 31, 2018	4,725	2,361	327,626	15,792	242,231	592,735
Business combination effects	20	10	1,464	-	-	1,494
Additions	32,311	16,155	32,312	9,333	37,321	127,432
Performance agreement	-	-	-	-	3,246	3,246
Interest rate (Note 33)	-	-	10,627	51	13,892	24,570
Transfers	-	-	-	(3,123)	3,123	-
Payments	(33,010)	(16,503)	-	(5,643)	990	(54,166)
Concluded projects	-	-	(30,371)	-	(6,769)	(37,140)
Balance as of December 31, 2019	4,046	2,023	341,658	16,410	294,034	658,171